Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management
17.
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Changes in Liabilities Arising from Financing Activities

	January 1, 2025	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Reclassifications and other	June 30, 2025
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$220,116	$(122,886)	$—	$—	$152,616	$249,846
Long-term portion of bank loans and financial liabilities	1,823,657	—	430,507	(41,912)	(69,297)	2,142,955
Secured Notes	1,017,501	—	—	—	961	1,018,462
Short-term portion of Unsecured Notes	249,650	(250,000)	—	—	350	—
Long-term portion of Unsecured Notes	2,025,001	—	—	—	2,022	2,027,023
Short-term portion of lease liabilities	28,944	(13,503)	—	—	13,165	28,606
Long-term portion of lease liabilities	207,594	—	—	—	(15,678)	191,916
Total liabilities from financing activities	$5,572,463	$(386,389)	$430,507	$(41,912)	$84,139	$5,658,808

	January 1, 2024	Principal payments	Series C Conversion to ordinary shares	Reclassifications and other	June 30, 2024
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$253,020	$(167,894)	$—	$105,679	$190,805
Long-term portion of bank loans and financial liabilities	1,757,372	(38,980)	—	(115,317)	1,603,075
Secured Notes	1,015,657	—	—	909	1,016,566
Short-term portion of Unsecured Notes	—	—		249,198	249,198
Long-term portion of Unsecured Notes	2,270,246	—	—	(247,195)	2,023,051
Private Placement liability	1,394,552	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(12,574)	—	12,562	24,658
Long-term portion of lease liabilities	227,956	—	—	(12,571)	215,385
Total liabilities from financing activities	$6,943,473	$(219,448)	$(1,397,960)	$(3,327)	$5,322,738

The ‘Reclassifications and other’ column primarily includes the effect of reclassification of long-term portion of bank loans and financial liabilities to short-term, amortization of debt issuance costs, foreign currency on loans and changes in lease liabilities other than principal payments.

Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of June 30, 2025 and December 31, 2024, except for fixed interest bank loans and financial liabilities, and secured and unsecured notes, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2025	2024	2025	2024
Forward foreign currency contracts	$71,250	$—	$71,250	$—
Accounts and other receivables and prepaid expenses and other current assets	10,777	11,122	10,777	11,122
Other non-current assets	45,155	41,987	45,155	41,987
Total financial assets	$127,182	$53,109	$127,182	$53,109

Total current	$54,085	$11,122	$54,085	$11,122
Total non-current	$73,097	$41,987	$73,097	$41,987

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2025	2024	2025	2024
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Bank loans and financial liabilities	2,392,801	2,043,773	2,495,301	2,084,552
Secured Notes	1,018,462	1,017,501	1,021,304	1,001,756
Unsecured Notes	2,027,023	2,274,651	2,106,604	2,345,481
Other non-current liabilities	2,767	1,991	2,767	1,991
Total financial liabilities	$5,441,053	$5,377,713	$5,625,976	$5,473,577

Total current	$249,846	$494,568	$260,549	$499,237
Total non-current	$5,191,207	$4,883,145	$5,365,427	$4,974,340

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1 – Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2 – Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3 – Significant unobservable inputs the Group believes market participants would use in pricing the asset or liability based on the best information available.

For assets and liabilities that are recognized in the interim financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. The Group had no transfers between levels in the hierarchy during the three and six months ended June 30, 2025 and 2024.

As of June 30, 2025 and December 31, 2024, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2025	2024	2025	2024
Level 1
Cash deposits	$55,932	$51,384	$55,932	$51,384
Level 2
Forward foreign currency contracts	71,250	—	71,250	—
Other	—	1,725	—	1,725
Total financial assets	$127,182	$53,109	$127,182	$53,109

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2025	2024	2025	2024
Level 2
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Bank loans and financial liabilities	2,392,801	2,043,773	2,495,301	2,084,552
Secured Notes	1,018,462	1,017,501	1,021,304	1,001,756
Unsecured Notes	2,027,023	2,274,651	2,106,604	2,345,481
Level 3
Other	2,767	1,991	2,767	1,991
Total financial liabilities	$5,441,053	$5,377,713	$5,625,976	$5,473,577

Financial assets and liabilities measured at amortized cost

The fair value of the Group’s fixed interest bank loans and financial liabilities were calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities. The Unsecured Notes and the Secured Notes use pricing from secondary markets for the Group’s issued notes that are observable for the notes throughout the duration of the term. The Group designated these financial liabilities as Level 2 fair value instruments as valuation techniques contain observable inputs used by market participants.

Financial assets and liabilities measured at fair value

Forward foreign currency contracts are designated as Level 2 fair value instruments as the fair values are measured based on inputs that are readily available in public markets or can be derived from information in publicly quoted markets. The valuation is determined using present value calculations that incorporate inputs such as foreign exchange spot and forward rates and yield curves of the respective currencies.